Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule Of Computation Of Basic And Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share (in thousands, except per share data):

	For the Year Ended December 31,
	2013	2012	2011

Distributed earnings allocated to common stock	$23,100	$20,603	$20,102
Undistributed earnings allocated to common stock	24,678	18,034	20,280
Net earnings allocated to common shareholders	$47,778	$38,637	$40,382

Average shares outstanding	15,564	14,714	15,055

Effect of dilutive securities:
Warrant outstanding	60	—	—
Employee stock options	84	82	75

Shares for diluted earnings per share	15,708	14,796	15,130

Basic earnings per share	$3.07	$2.63	$2.68
Diluted earnings per share	$3.04	$2.61	$2.67